Fair Value Measurement (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value, Recurring [Member]
Fair Value Measurement [Line Items]
Fair value convertible loans	¥ 10.1	$ 1.4	¥ 14.3